Provisions for expected credit losses - Changes (Details) - Provisions for ECL on loans and credit commitments - Loans and credit commitments - AUD ($) $ in Millions			6 Months Ended
	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2019
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		$ 3,053
Restatement for adoption of AASB 9	$ 980
Balance at the beginning of the period			$ 3,913	$ 3,985	$ 4,033
Due to changes in credit quality:
Business activity during the year			184	(15)		$ (155)
Net remeasurement of provision for ECL			2,141	578		558
Write-offs			(537)	(655)		(499)
Exchange rate and other adjustments			65	20		48
Balance at the end of the period	4,033		5,766	3,913	3,985	3,985
Collectively assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		2,631
Restatement for adoption of AASB 9	(2,631)
Balance at the beginning of the period			3,501	3,552	0
Due to changes in credit quality:
Balance at the end of the period	0		5,160	3,501	3,552	3,552
Individually assessed
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		422
Restatement for adoption of AASB 9	(422)
Balance at the beginning of the period			412	433	0
Due to changes in credit quality:
Balance at the end of the period	0		606	412	433	433
Performing - Stage 1
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		0
Restatement for adoption of AASB 9	877
Balance at the beginning of the period			884	916	877
Due to changes in credit quality:
Transfers to Stage 1			600	757	701
Transfers to Stage 2			(131)	(119)		(123)
Transfers to Stage 3			(2)	(2)		(3)
Business activity during the year			120	92		87
Net remeasurement of provision for ECL			(297)	(757)		(628)
Exchange rate and other adjustments			7	(3)		5
Balance at the end of the period	877		1,181	884	916	916
Performing - Stage 2
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		0
Restatement for adoption of AASB 9	1,884
Balance at the beginning of the period			1,674	1,711	1,884
Due to changes in credit quality:
Transfers to Stage 1			(583)	(726)	(678)
Transfers to Stage 2			466	487		469
Transfers to Stage 3			(334)	(331)		(290)
Business activity during the year			114	6		(25)
Net remeasurement of provision for ECL			1,527	532		342
Exchange rate and other adjustments			14	(5)		9
Balance at the end of the period	1,884		2,878	1,674	1,711	1,711
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9		$ 0
Restatement for adoption of AASB 9	1,272
Balance at the beginning of the period			1,355	1,358	1,272
Due to changes in credit quality:
Transfers to Stage 1			(17)	(31)	(23)
Transfers to Stage 2			(335)	(368)		(346)
Transfers to Stage 3			336	333		293
Business activity during the year			(50)	(113)		(217)
Net remeasurement of provision for ECL			911	803		844
Write-offs			(537)	(655)		(499)
Exchange rate and other adjustments			44	28		34
Balance at the end of the period	$ 1,272		$ 1,707	$ 1,355	$ 1,358	$ 1,358